Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (47,710)	$ (34,176)
Ending balance	(42,331)	(47,710)	$ (34,176)
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(47,710)	(34,176)	(34,694)
Current period other comprehensive income (loss)	5,379	(13,534)	518
Ending balance	(42,331)	(47,710)	(34,176)
Cash Flow Hedging Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0	0	(173)
Current period other comprehensive income (loss)	0	0	43
Reclassification adjustment	0	0	130
Ending balance	$ 0	$ 0	$ 0